CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		3 Months Ended
	Mar. 10, 2021	Mar. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Oct. 31, 2020
Sale of units (in shares)		24,300,287
Class B Common Stock
Shares subject to forfeiture		249,928	825,000
Private Placement
Sale of Private Placement Warrants (in shares)		3,500,000
Over-allotment option
Sale of units (in shares)	2,300,287	3,300,000	25,300,000
Sale of Private Placement Warrants (in shares)			3,300,000
Founder Shares | Class B Common Stock
Common shares, issued and outstanding		7,200,000		6,625,000
Share dividend		575,000
Sponsor | Class B Common Stock
Number of shares surrender				131,250
Sponsor | Founder Shares | Class B Common Stock
Share dividend				1,006,250
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture		825,000	825,000		825,000